SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Shared Based Compensation [Abstract]
SHARE BASED OMPENSATION

9)        SHARE-BASED COMPENSATION

Certain employees of AXA Equitable, who perform services on a full-time basis for MLOA, participate in various share-based payment arrangements sponsored by AXA Financial. MLOA was allocated $3 million, $3 million and $1 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2013, 2012 and 2011, respectively.